ACCOUNTING POLICIES - Property and Equipment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Minimum
Property and equipment:
Drydocking expense reimbursement period	2 years
Minimum | Vessels
Property and equipment:
Useful life of property and equipment, minimum (in years)	40 years
Minimum | Deferred drydocking expenditure
Property and equipment:
Useful life of property and equipment, minimum (in years)	2 years
Minimum | Office equipment and fittings
Property and equipment:
Useful life of property and equipment, minimum (in years)	3 years
Maximum
Property and equipment:
Drydocking expense reimbursement period	5 years
Maximum | Vessels
Property and equipment:
Useful life of property and equipment, minimum (in years)	50 years
Maximum | Deferred drydocking expenditure
Property and equipment:
Useful life of property and equipment, minimum (in years)	5 years
Maximum | Office equipment and fittings
Property and equipment:
Useful life of property and equipment, minimum (in years)	6 years
Newbuildings
Property and equipment:
Interest costs capitalized during period	$ 10.3	$ 3.6	$ 0
Vessel to FSRU retrofitting
Property and equipment:
Interest costs capitalized during period	$ 1.8	$ 1.9	$ 0.5